ASSET PURCHASE (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible asset	$ 190,000
December 2020 [Member]
Furniture and equipment	10,000
Intangible asset	$ 190,000
February 2021 [Member] | Big Sky American Dist LLC [Member]
Amortized period	18 months
Assets distributed in cash	$ 200,000
Asset purchase agreement description	it purchased certain distribution-related assets associated with approximately 200 retail locations in Western Montana